Bank Borrowings	12 Months Ended
Dec. 31, 2017
Bank Borrowings
Bank Borrowings

14. Bank Borrowings

        Bank borrowings consisted of the following:

	December 31,
	2017	2016
	(in US$'000)
Current	29,987	19,957
Non-current	—	26,830

	29,987	46,787

        The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2017, 2016 and 2015 was 1.90%, 1.52% and 1.39% per annum respectively. In addition, the Group incurred guarantee fees of US$320,000, US$471,000 and US$471,000 respectively for the years ended December 31, 2017, 2016 and 2015, which was 0.76%, 0.94% and 0.95% per annum respectively of the weighted average outstanding bank borrowings. The carrying amounts of the Group's bank borrowings are all denominated in HK$.

3-year term loan and 18-month revolving loan facilities

        In November 2017, the Group through its subsidiary, entered into a facility agreement with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities include (i) a HK$210,000,000 (US$26,923,000) 3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate ("HIBOR") per annum. The revolving loan facility bears interest at 1.25% over HIBOR per annum. As at December 31, 2017, no amounts have been drawn from the term loan or the revolving loan facilities. These credit facilities are guaranteed by the Company.

        In December 2011, the Group through its subsidiary, entered into a three-year term loan with the same bank above in the aggregate principal amount of HK$210,000,000 (US$26,923,000). The term loan bears interest at 1.50% over the HIBOR per annum. In June 2014, the term loan was refinanced into a four-year term loan due June 2018 which bears interest at 1.35% over the HIBOR per annum. The loan was fully repaid in two installments of HK$180,000,000 (US$23,077,000) and HK$30,000,000 (US$3,846,000) in August 2017 and November 2017 respectively. The term loan was unsecured and guaranteed by Hutchison Whampoa Limited, an indirect subsidiary of CK Hutchison. An annual fee was paid to Hutchison Whampoa Limited for the guarantee (Note 22(i)).

18-month term loan and revolving loan facilities

        In February 2017, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility includes (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loan was drawn from the first credit facility in March 2017 and is due in August 2018. The second credit facility includes (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loan was drawn from the second credit facility in August 2017 and is due in August 2018. Accordingly, the term loans are recorded as short-term bank borrowings as at December 31, 2017. No amounts have been drawn from the revolving loan facilities. These credit facilities are guaranteed by the Company.

        In March 2017, the Group repaid the HK$156,000,000 (US$20,000,000) term loan facility with the same banks above, which was part of the unsecured credit facilities in the aggregate amount of HK$468,000,000 (US$60,000,000) entered in February 2016. These unsecured credit facilities have been terminated.

3-year revolving loan facility

        In November 2015, the Group through its subsidiary renewed a three year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 1.25% over HIBOR. This facility will expire in November 2018. In February 2017, HK$20,000,000 (US$2,564,000) was drawn from this facility and the amount was fully repaid in March 2017. As at December 31, 2017 and 2016, there were no amounts due under this loan.

        The Group's bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2017	2016
	(in US$'000)
Not later than 1 year	30,000	20,000
Between 1 to 2 years	—	26,923

	30,000	46,923

        As at December 31, 2017 and 2016, the Group had unutilized bank borrowing facilities of HK$946,000,000 (US$121,282,000) and HK$546,000,000 (US$70,000,000) respectively.